CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	Jul. 31, 2020	Apr. 30, 2020	Apr. 22, 2020	Apr. 22, 2019
LGC
Business Acquisition [Line Items]
Equity interest acquired (as a percent)	51.20%	51.20%	51.20%	51.20%